Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	SUNSHINE SILVER MINING & REFINING COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43325
Entity Tax Identification Number	85-3794822
Entity Address, Address Line One	2209 Big Creek Rd
Entity Address, City or Town	Kellogg
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83837
City Area Code	208
Local Phone Number	783-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.001 per share
Trading Symbol	SSMR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002091017